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IQ Healthy Hearts ETF
IQ Healthy Hearts ETF
Investment Objective
The Fund seeks investment results that correspond (before fees and expenses) generally to the price and yield performance of its underlying index, the IQ Candriam Healthy Hearts Index (the “Underlying Index”).

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund (“Shares”). Investors may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example set forth below.

Shareholder Fees (fees paid directly from your investment):
Shareholder Fees	IQ Healthy Hearts ETF IQ Healthy Hearts ETF USD ($)
Shareholder Fees (fees paid directly from your investment):	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses	IQ Healthy Hearts ETF IQ Healthy Hearts ETF
Management Fee	0.45%
Distribution and/or Service (12b-1) Fees	none
Other Expenses	0.01%
Total Annual Fund Operating Expenses	0.46%
Expense Waiver/Reimbursement	0.01%	[1]
Total Annual Fund Operating Expenses After Expense Waiver/Reimbursement	0.45%
[1]	IndexIQ Advisors LLC (the “Advisor”) has contractually agreed to waive or reduce its management fee and/or reimburse expenses of the Fund in an amount that limits “Total Annual Fund Operating Expenses” (exclusive of interest, taxes, brokerage fees and commissions, dividends paid on short sales, acquired fund fees and expenses, and extraordinary expenses) to not more than 0.45% of the average daily net assets of the Fund. The agreement will remain in effect permanently unless terminated by the Board of Trustees of the Fund.

Example.
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain at current levels. The return of 5% and estimated expenses are for illustration purposes only, and should not be considered indicators of expected Fund expenses or performance, which may be greater or less than the estimates. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example	1 Year	3 Years	5 Years	10 Years
IQ Healthy Hearts ETF | IQ Healthy Hearts ETF | USD ($)	46	144	252	567

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 55% of the average value of its portfolio. This rate excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Shares.

Principal Investment Strategies
The Fund employs a “passive management” — or indexing — investment approach designed to track the performance of the Underlying Index, which was developed by IndexIQ LLC (“IndexIQ”) with Candriam (“Candriam”) acting as index consultant to IndexIQ. The Underlying Index incorporates thematic selection criteria designed to provide exposure to equity securities of companies that are making a positive contribution to global health-related goals, such as by providing solutions for monitoring and curing heart diseases or helping people adopt a healthy lifestyle that limits cardiovascular risks. As of June 30, 2023, the primary sectors
*   Shares of the Fund are not issued, sponsored or endorsed by the American Heart Association, Inc.®
within the Underlying Index were consumer discretionary, health care and information technology. The Underlying Index includes securities of large-, mid- and small-capitalization companies that trade in the U.S. and foreign markets, including emerging markets other than China, Egypt, India, Kuwait, Pakistan, Qatar, Saudi Arabia and United Arab Emirates. As of June 30, 2023, the market capitalization range of the Underlying Index was approximately $1.02 billion to $3.05 trillion. The initial universe for the Underlying Index consists of the constituents of a third-party index designed to track the performance of the investable universe covering approximately the largest 99% of the free-float market capitalization in the global markets.
The Underlying Index includes thematic selection criteria developed by IndexIQ and Candriam that reflect initiatives, research and programs of the American Heart Association, Inc., a 501(c)(3) public charity, (“American Heart Association®”). Each of the thematic screens addresses issues or areas historically supported by the American Heart Association®. The American Heart Association® is the nation’s oldest and largest voluntary organization dedicated to fighting heart disease and stroke.
The thematic selection criteria used by the Underlying Index to identify and score companies for potential inclusion in the Index are:
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Diagnosis and/or treatment of cardiovascular diseases, such as atherosclerosis, thrombosis, heart attack and vascular surgery;

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Manufacturing and distribution of healthy food;

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Manufacturing and distribution of wellness products;

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Providing services allowing people to access information about health and thereby make better informed decisions; and

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Providing solutions for people to track their fitness and engage in healthy lifestyle.

Each eligible company is assigned a score between 0-10 for determining which constituents are to be included in the Underlying Index. This scoring is based upon either: (i) the percentage or dollar value of revenue that the company derives from activities relevant to the theme; or (ii) a measure of the impact a company’s activity has on the theme.
The security selection process also includes an exclusionary screen based on any continued and significant non-compliance with the principles within the United Nation’s Global Compact as well as the exclusion of companies engaged in certain businesses beyond minimum thresholds (e.g., companies that operate in countries with oppressive regimes, that operate in adult content, alcohol, vaping, armament, gambling, nuclear, and tobacco and non-research, non-prescription or recreational cannabis sectors, or that utilize animal testing or genetic modification in research and development).
Following the application of the exclusionary screens, the Underlying Index selects the top-ranked 50 to 80 companies for inclusion based on the thematic selection criteria scoring. The number of companies selected for inclusion in the Underlying Index will vary depending on the number of companies that exceed the thematic screening score required for inclusion in the Underlying Index.
Securities selected for inclusion in the Underlying Index are weighted using a modified market capitalization-weighting methodology, with a minimum component weight of 0.5% and maximum component weight of 5% at the time of rebalance.
The Underlying Index is rebalanced quarterly. The Underlying Index applies the exclusionary screen on a monthly basis and any company identified in the exclusionary screen is removed from the Underlying Index. The Underlying Index may include as a component one or more ETFs advised by the Advisor (“Affiliated ETFs”) and the Fund will typically invest in any Affiliated ETF included in the Underlying Index. The Fund also may invest in Affiliated ETFs that are not components of the index if such an investment will help the Fund track the Underlying Index.

Principal Risks
Performance Information
The following bar chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns compare with its benchmark over time. The table that follows the bar chart shows the Fund’s average annual total return, both before and after taxes. The MSCI ACWI Index (Net) is an unmanaged free-float-adjusted market-capitalization-weighted index designed to measure the equity market performance of developed and emerging markets. The MSCI World Health Care Index (Net) is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed markets in the health-care sector.
All returns assume reinvestment of dividends and distributions. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Performance reflects fee waivers and/or expense reimbursement in effect, if such waivers or reimbursements were not in place, the Fund’s performance would be reduced. Fund performance current to the most recent month-end is available by calling 1-888-474-7725 or by visiting newyorklifeinvestments.com/etf.

The Fund’s year-to-date total return as of June 30, 2023 was 7.46%.
Best and Worst Quarter Returns (for the period reflected in the bar chart above)
	Return	Quarter/Year
Highest Return	11.38%	4Q/2022
Lowest Return	-8.35%	3Q/2022

Average Annual Total Returns as of December 31, 2022
Average Annual Returns - IQ Healthy Hearts ETF		1 Year	Since Inception [1]	Inception Date
IQ Healthy Hearts ETF		(7.66%)	4.67%	Jan. 14, 2021
After Taxes on Distributions | IQ Healthy Hearts ETF	[2]	(7.94%)	4.37%
After Taxes on Distributions and Sale of Fund Shares | IQ Healthy Hearts ETF	[2]	(4.34%)	3.57%
IQ Candriam Healthy Hearts Index (reflects no deduction for fees, expenses or taxes)		(7.32%)	5.04%	Jan. 14, 2021
MSCI ACWI® Index (Net) (reflects no deduction for fees, expenses or taxes)		(18.36%)	(2.83%)	Jan. 14, 2021
MSCI World Health Care Index (Net) (reflects no deduction for fees, expenses or taxes)		(5.41%)	5.23%	Jan. 14, 2021
[1]	The Fund commenced operations on January 14, 2021.
[2]	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown and are not relevant if you hold your Shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund Shares at the end of the measurement period.